SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Summary of Sales Generated Under Agreement
Sales generated by the Company under the agreement and the direct customer acquisition costs ("CAC") amounted to:

	August through October 2013	November through December 2013
Sales	$7,166	$10,848
CAC	(6,633)	(7,702)

Sales, net	$533	$3,146

Schedule of Stock-Based Compensation Assumptions
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2011	2012	2013

Risk-free interest rate	2.23%	0.75%	1.04%
Expected volatility	47.31%-65.27%	45.60%-61.90%	45.57% - 57.42%
Weighted average volatility	56.29%	53.76%	51.49%
Expected term (years)	3.75	4.09	3.80
Dividend yield	0.00%	0.00%	0.00%

Schedule of Fair Value Measurements
The following table present assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012:

	2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$10	$-	$-	$10

Other receivables and prepaid expenses:
Derivative assets	-	113	-	113

Total financial assets	10	113	-	123

Payment obligation related to acquisition:	-	-	7,239	7,239

Total financial liabilities	$-	$-	$7,239	$7,239

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$10	$-	$-	$10

Other receivables and prepaid expenses:
Derivative assets	-	248	-	248

Total financial assets	10	248	-	258

Payment obligation Sweet IM former shareholders:	-	-	16,427	16,427

Total financial liabilities	$-	$-	$16,427	$16,427